UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON D.C. 20549
FORM 13F
FORM 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: Jun 30, 2009
Check here if Amendment [  ]; Amendment Number:

This Amendment (Check only one.):
[  ] is a restatement.

[ x] adds new holdings entries.

Institutional Investment Manager Filing this
Report:

Name:
Aurora Investment Counsel
Address:
3350 Riverwood Pkwy

Suite 1770
Atlanta, Georgia

13F File Number:


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:
Name:
David Yucius

Title:
President

Phone:
770-226-5320

Signature,
David Yucius

Place,
Atlanta, Georgia

and Date of Signing:
05/08/2009

Report Type (Check only one.):


[ X]        13F HOLDINGS REPORT.

[  ]        13F NOTICE.

[  ]        13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers:

Form 13F Information Table Entry Total:
78
Form 13F Information Table Value Total:
$87,174



List of Other Included Managers:

No.  13F File Number
Name

FORM 13F INFORMATION TABLE
                                                            VALUE    SHARES/       SH/ PUT/INVSTMT OTHER             VOTING AUTH.
NAME OF ISSUER                   TITLE OF CLASS CUSIP     (x$1000) PRN AMT      PRN CALLDSCRETN MANAGERS SOLE       SHARED     NONE

Watson Wyatt Worldwide Inc-A      COM            002824100  678.90292        14432SH       OTHER                14432
Netease.com Inc                   COM            001055102  1685.4176        54211SH       OTHER                54211
Hansen Natural Corp.              COM            001204106  974.69258        30651SH       OTHER                30651
QualComm                          COM            87236Y108  2238.4499       127547SH       OTHER               127547
Arch Capital Group                COM            029912201  1629.2812        51674SH       OTHER                51674
Laboratory Corp.                  COM            008273104   871.1008        27532SH       OTHER                27532
Ameritrade Holding Corp           COM            038336103  1327.9545        39323SH       OTHER                39323
Immucor Inc.                      COM            011576290   2175.134        37131SH       OTHER                37131
Priceline.com Inc                 COM            075887109  1554.3444        21797SH       OTHER                21797
Cognizant Tech                    COM            086516101  910.75733        27195SH       OTHER                27195
National Oilwell Varco Inc        COM            G16962105  844.37959        14015SH       OTHER                14015
Robert Half Intl.                 COM            12189T104  1234.5403        16787SH       OTHER                16787
Core Laboratories                 COM            13342B105  1087.4275        38425SH       OTHER                38425
Best Buy Inc.                     COM            14754D100  321.71184        13754SH       OTHER                13754
Hospitality Properties Trust      COM            14888b103  1453.6528        58286SH       OTHER                58286
AFLAC                             COM            156700106   563.1301        18343SH       OTHER                18343
Northern Trust Corp.              COM            156782104  816.12358        13102SH       OTHER                13102
Aptargroup Inc                    COM            171340102  796.10667        14659SH       OTHER                14659
Hancock Bank Opportunity Fund     COM            191216100  1240.5309        25850SH       OTHER                25850
Oracle                            COM            192446102  2208.0633        82699SH       OTHER                82699
Catalyst Health Solutions         COM            217204106  1558.6939        44958SH       OTHER                44958
CoPart Inc.                       COM            N22717107  1657.9033        19024SH       OTHER                19024
Praxair                           COM            22160K105   668.2779        14598SH       OTHER                14598
Franklin Resources                COM            26483E100  1131.1894        13929SH       OTHER                13929
Gamestop Corp.                    COM            29364G103  642.34653         8286SH       OTHER                 8286
Omnicom Group Inc.                COM            29380T105  643.17905        31222SH       OTHER                31222
Global Payments Inc               COM            30161N101  1547.3102        30215SH       OTHER                30215
Coca Cola Company                 COM            302130109  799.24108        23972SH       OTHER                23972
Becton Dickinson & Co             COM            337738108  1181.2378        25842SH       OTHER                25842
ManTech International Corp.       COM            354613101  1452.0955        20165SH       OTHER                20165
Mcafee Inc                        COM            369622485    416.592        18936SH       OTHER                18936
Firstenergy Corp                  COM            36467W109  864.28868        39268SH       OTHER                39268
Burlington Northern Santa Fe      COM            370334104  774.15074        13819SH       OTHER                13819
Walgreen Co                       COM            375558103  535.56856        11434SH       OTHER                11434
Washington Post Co.               COM            37940X102   1285.015        34304SH       OTHER                34304
Costco Corp.                      COM            382388106  548.42075        10975SH       OTHER                10975
Dun & Bradstreet                  COM            397624107  642.31115        14525SH       OTHER                14525
AGL Resources Inc.                COM            409735107  1492.6962       124184SH       OTHER               124184
Entergy Corp                      COM            411310105   1843.669        59743SH       OTHER                59743
Amphenol                          COM            806407102   1122.078        23401SH       OTHER                23401
Mettler Toledo Int.               COM            44106M102  1269.7346       106790SH       OTHER               106790
MSC Industrial Direct Co          COM            451734107  663.91931        13313SH       OTHER                13313
Church & Dwight Inc               COM            452526106  1318.9648        95855SH       OTHER                95855
Intuitive Surgical Inc            COM            461202103  1590.3952        56417SH       OTHER                56417
PPL Corp                          COM            46120E602  1288.3315         7872SH       OTHER                 7872
Comtech Telecommunications        COM            46626E205  734.80176        32571SH       OTHER                32571
Abbott Laboratories               COM            50540R409  2221.2071        32766SH       OTHER                32766
Telvent Git SA                    COM            533900106  318.61216         8841SH       OTHER                 8841
J2 Global Communications Inc      COM            564563104    974.856        22650SH       OTHER                22650
Cameron Intl CP                   COM            579064106  1252.2414        29681SH       OTHER                29681
S E I Investments Co              COM            58502b106  210.35509         4993SH       OTHER                 4993
Lincoln Electric Holdings         COM            592688105   1200.454        15560SH       OTHER                15560
ITT Corporation                   COM            596278101  505.21176        11503SH       OTHER                11503
Owens & Minor Inc                 COM            553530106  793.48707        22364SH       OTHER                22364
Gilead Sciences                   COM            637071101   1807.633        55347SH       OTHER                55347
Greif Inc.                        COM            64110W102  2084.5205        59253SH       OTHER                59253
PPG Industries Inc                COM            64110L106  1653.8067        40005SH       OTHER                40005
Wynn Resorts                      COM            665859104  1197.6338        22311SH       OTHER                22311
Expeditors Intl                   COM            67018T105   459.9639        30063SH       OTHER                30063
Cerner Corp                       COM            681919106  1494.5186        47325SH       OTHER                47325
Middleby Corp.                    COM            683715106  575.39958        15799SH       OTHER                15799
Open Text Corp                    COM            68389X105  1449.0195        67648SH       OTHER                67648
Emerson Electric                  COM            731068102   394.7548        12290SH       OTHER                12290
Southern Co                       COM            73755L107  1444.6943        15526SH       OTHER                15526
United Technologies Corp.         COM            69351T106  618.54542        18767SH       OTHER                18767
Entertainment Properties          COM            74005P104  1138.1093        16014SH       OTHER                16014
Waters Corp                       COM            741503403  1707.0497        15303SH       OTHER                15303
Goodrich Corp.                    COM            747525103   2443.467        54059SH       OTHER                54059
Wabtec Corp                       COM            770323103  1832.0291        77563SH       OTHER                77563
CenturyTel Inc.                   COM            784117103  1004.8868        55703SH       OTHER                55703
General Mills                     COM            842587107  648.61609        20816SH       OTHER                20816
Joy Global Inc                    COM            854532108    585.264        17800SH       OTHER                17800
Stanley Inc                       COM            020456701  1148.4853        52999SH       OTHER                52999
G.E. Pines Preferred              COM            917047102   946.5259        45310SH       OTHER                45310
IHS Inc.                          COM            929740108  613.09586        19058SH       OTHER                19058
Coach Inc                         COM            941848103  291.93784         5672SH       OTHER                 5672
Bunge Limited                     COM            942712100  1257.4887        33506SH       OTHER                33506
Nu Skin Enterprises Cl A          COM            983134107   615.9144        17448SH       OTHER                17448